Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2020
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

	As of December 31,	As of September 30,
	2019	2020
	US$	US$

Value added tax recoverable	3,750,491	4,649,736
Other receivables	1,575,467	3,856,326
Advance to suppliers	1,545,793	952,760
Others	976,043	1,305,359
Prepaid expenses and other current assets	7,847,794	10,764,181